Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 2, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2014

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2014, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Inflation Managed Fund and PL Small-Cap Value Fund and are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PL Inflation Managed Fund – Effective December 31, 2014, pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in September 2014, Western Asset Management Company (“Western Asset”) will become another sub-adviser of the Fund and the Fund will change to a co-managed structure, with Western Asset managing one portion of the Fund and the existing sub-adviser to the Fund, Pacific Investment Management Company LLC (“PIMCO”), managing the other portion of the Fund. In order to facilitate the addition of Western Asset as a co-sub-adviser, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by Western Asset. PLFA, the investment adviser to the Fund, may begin transitioning prior to December 31, 2014.

In addition, effective December 31, 2014, PLFA agreed to implement an advisory fee waiver of 0.02% through July 31, 2016, as long as Western Asset is a sub-adviser to the Fund.

Accordingly, effective December 31, 2014, the Annual Fund Operating Expenses table and the Examples table in the Fees and Expenses of the Fund subsection will be deleted and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class P
Management Fee	0.40%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.64%
Less Fee Waiver and Expense Reimbursement[2,3]	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.54%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.02% of its management fee through 7/31/2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior notice to the investment adviser, or (iii) if the sub-advisory agreement with Western Asset Management Company is terminated.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the current expense cap or the expense cap in place at the time of the reimbursement.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	1 year	3 years	5 years	10 years
Class P	$55	$195	$347	$789

In addition, the disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

This Fund is sub-advised by both Pacific Investment Management Company LLC (“PIMCO”) and Western Asset Management Company (“Western Asset”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA allocates the Fund’s assets between PIMCO and Western Asset and may change the allocation or rebalance at any time. The sub-advisers employ different approaches to managing fixed income strategies, as described below. Each sub-adviser has its own investment style and acts independently of the other.

This Fund invests its assets in debt securities. Normally, the Fund focuses on investment in or exposure to inflation-indexed debt securities. It is expected that the amount invested in or exposed to inflation-indexed debt securities (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the Fund’s net assets. Inflation-indexed debt securities are debt securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed debt securities and/or interest payable on such securities tends to fall. Duration management is a fundamental part of the investment strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

PIMCO managed portion: This portion of the Fund may also invest in other investments, including debt securities issued by the U.S. government and its agencies and non-U.S. governments or their agencies; debt securities issued by U.S. and foreign companies (including companies based in emerging markets); mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; and derivative instruments and forward commitments relating to the previously mentioned securities. This portion of the Fund may invest up to 30% of its assets in securities of foreign issuers that are denominated in foreign currencies, including up to 10% of its assets in securities of issuers based in countries with emerging market economies (whether U.S. or non-U.S. dollar-denominated). This portion of the Fund will normally limit its foreign currency exposure (from these non-U.S. dollar-denominated securities and currencies) to 20% of its assets; to maintain this 20% limit, the sub-adviser will hedge back any non-U.S. dollar-denominated investments exceeding this 20% limit into U.S. dollars by using foreign currency derivatives such as foreign currency futures, options and forwards. This portion of the Fund may invest beyond the above limits in U.S. dollar-denominated securities of non-emerging market foreign issuers.

When selecting securities, PIMCO:

•	Decides what duration to maintain. The weighted average duration for this portion of the Fund is generally expected to be within approximately 3 years of the Fund’s benchmark index duration, which was 6.91 years as of March 31, 2014.

•	Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

•	Chooses companies to invest in by carrying out a credit analysis of potential investments.

PIMCO frequently uses futures contracts, forwards, swaps and option contracts (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures contracts, forwards or options are purchased or sold to gain or increase exposure to various currency markets, to shift exposure to foreign currency fluctuations from one country to another and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

A substantial segment of this portion of the Fund is expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, this portion of the Fund typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks.

PIMCO may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Western Asset managed portion: This portion of the Fund may also invest in debt securities of U.S. and foreign issuers as well as in repurchase agreements.

When selecting investments, Western Asset:

•	Uses fundamental investment techniques to select investments.

•	Decides what duration to maintain. The weighted average duration for this portion of the Fund is generally expected to be within approximately 20% (plus or minus) of the Fund’s benchmark index duration, which was 6.91 years as of March 31, 2014.

•	Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

Western Asset frequently uses certain types of futures contracts, forwards, swaps and options (i.e., derivatives). Foreign currency futures contracts, forwards or options are purchased or sold to gain or increase exposure to various currency markets, to shift exposure to foreign currency fluctuations from one country to another and/or to hedge against currency fluctuations. Interest rate swaps, including interest rate index swaps, are used to adjust interest rate exposures and/or as a substitute for the physical security. Total return swaps are used to receive the return of a reference asset, such as an index.

A segment of this portion of the Fund is also expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, this portion of the Fund typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks.

Western Asset may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

PL INFLATION MANAGED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 2, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2014

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2014, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Inflation Managed Fund and PL Small-Cap Value Fund and are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PL Inflation Managed Fund – Effective December 31, 2014, pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in September 2014, Western Asset Management Company (“Western Asset”) will become another sub-adviser of the Fund and the Fund will change to a co-managed structure, with Western Asset managing one portion of the Fund and the existing sub-adviser to the Fund, Pacific Investment Management Company LLC (“PIMCO”), managing the other portion of the Fund. In order to facilitate the addition of Western Asset as a co-sub-adviser, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by Western Asset. PLFA, the investment adviser to the Fund, may begin transitioning prior to December 31, 2014.

In addition, effective December 31, 2014, PLFA agreed to implement an advisory fee waiver of 0.02% through July 31, 2016, as long as Western Asset is a sub-adviser to the Fund.

Accordingly, effective December 31, 2014, the Annual Fund Operating Expenses table and the Examples table in the Fees and Expenses of the Fund subsection will be deleted and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class P
Management Fee	0.40%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.64%
Less Fee Waiver and Expense Reimbursement[2,3]	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.54%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.02% of its management fee through 7/31/2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior notice to the investment adviser, or (iii) if the sub-advisory agreement with Western Asset Management Company is terminated.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the current expense cap or the expense cap in place at the time of the reimbursement.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	1 year	3 years	5 years	10 years
Class P	$55	$195	$347	$789

In addition, the disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

This Fund is sub-advised by both Pacific Investment Management Company LLC (“PIMCO”) and Western Asset Management Company (“Western Asset”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA allocates the Fund’s assets between PIMCO and Western Asset and may change the allocation or rebalance at any time. The sub-advisers employ different approaches to managing fixed income strategies, as described below. Each sub-adviser has its own investment style and acts independently of the other.

This Fund invests its assets in debt securities. Normally, the Fund focuses on investment in or exposure to inflation-indexed debt securities. It is expected that the amount invested in or exposed to inflation-indexed debt securities (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the Fund’s net assets. Inflation-indexed debt securities are debt securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed debt securities and/or interest payable on such securities tends to fall. Duration management is a fundamental part of the investment strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

PIMCO managed portion: This portion of the Fund may also invest in other investments, including debt securities issued by the U.S. government and its agencies and non-U.S. governments or their agencies; debt securities issued by U.S. and foreign companies (including companies based in emerging markets); mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; and derivative instruments and forward commitments relating to the previously mentioned securities. This portion of the Fund may invest up to 30% of its assets in securities of foreign issuers that are denominated in foreign currencies, including up to 10% of its assets in securities of issuers based in countries with emerging market economies (whether U.S. or non-U.S. dollar-denominated). This portion of the Fund will normally limit its foreign currency exposure (from these non-U.S. dollar-denominated securities and currencies) to 20% of its assets; to maintain this 20% limit, the sub-adviser will hedge back any non-U.S. dollar-denominated investments exceeding this 20% limit into U.S. dollars by using foreign currency derivatives such as foreign currency futures, options and forwards. This portion of the Fund may invest beyond the above limits in U.S. dollar-denominated securities of non-emerging market foreign issuers.

When selecting securities, PIMCO:

•	Decides what duration to maintain. The weighted average duration for this portion of the Fund is generally expected to be within approximately 3 years of the Fund’s benchmark index duration, which was 6.91 years as of March 31, 2014.

•	Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

•	Chooses companies to invest in by carrying out a credit analysis of potential investments.

PIMCO frequently uses futures contracts, forwards, swaps and option contracts (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures contracts, forwards or options are purchased or sold to gain or increase exposure to various currency markets, to shift exposure to foreign currency fluctuations from one country to another and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

A substantial segment of this portion of the Fund is expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, this portion of the Fund typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks.

PIMCO may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Western Asset managed portion: This portion of the Fund may also invest in debt securities of U.S. and foreign issuers as well as in repurchase agreements.

When selecting investments, Western Asset:

•	Uses fundamental investment techniques to select investments.

•	Decides what duration to maintain. The weighted average duration for this portion of the Fund is generally expected to be within approximately 20% (plus or minus) of the Fund’s benchmark index duration, which was 6.91 years as of March 31, 2014.

•	Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

Western Asset frequently uses certain types of futures contracts, forwards, swaps and options (i.e., derivatives). Foreign currency futures contracts, forwards or options are purchased or sold to gain or increase exposure to various currency markets, to shift exposure to foreign currency fluctuations from one country to another and/or to hedge against currency fluctuations. Interest rate swaps, including interest rate index swaps, are used to adjust interest rate exposures and/or as a substitute for the physical security. Total return swaps are used to receive the return of a reference asset, such as an index.

A segment of this portion of the Fund is also expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, this portion of the Fund typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks.

Western Asset may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has agreed to waive 0.02% of its management fee through 7/31/2016. The agreement will terminate: (i)if the investment advisory agreement is terminated, (ii)upon approval of the Board of Trustees and prior notice to the investment adviser, or (iii)if the sub-advisory agreement with Western Asset Management Company is terminated.

		The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2022. The agreement will terminate: (i)if the investment advisory agreement is terminated, or (ii)upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the current expense cap or the expense cap in place at the time of the reimbursement.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund is sub-advised by both Pacific Investment Management Company LLC (“PIMCO”) and Western Asset Management Company (“Western Asset”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA allocates the Fund’s assets between PIMCO and Western Asset and may change the allocation or rebalance at any time. The sub-advisers employ different approaches to managing fixed income strategies, as described below. Each sub-adviser has its own investment style and acts independently of the other.

This Fund invests its assets in debt securities. Normally, the Fund focuses on investment in or exposure to inflation-indexed debt securities. It is expected that the amount invested in or exposed to inflation-indexed debt securities (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the Fund’s net assets. Inflation-indexed debt securities are debt securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed debt securities and/or interest payable on such securities tends to fall. Duration management is a fundamental part of the investment strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

PIMCO managed portion: This portion of the Fund may also invest in other investments, including debt securities issued by the U.S. government and its agencies and non-U.S. governments or their agencies; debt securities issued by U.S. and foreign companies (including companies based in emerging markets); mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; and derivative instruments and forward commitments relating to the previously mentioned securities. This portion of the Fund may invest up to 30% of its assets in securities of foreign issuers that are denominated in foreign currencies, including up to 10% of its assets in securities of issuers based in countries with emerging market economies (whether U.S. or non-U.S. dollar-denominated). This portion of the Fund will normally limit its foreign currency exposure (from these non-U.S. dollar-denominated securities and currencies) to 20% of its assets; to maintain this 20% limit, the sub-adviser will hedge back any non-U.S. dollar-denominated investments exceeding this 20% limit into U.S. dollars by using foreign currency derivatives such as foreign currency futures, options and forwards. This portion of the Fund may invest beyond the above limits in U.S. dollar-denominated securities of non-emerging market foreign issuers.

When selecting securities, PIMCO:

•	Decides what duration to maintain. The weighted average duration for this portion of the Fund is generally expected to be within approximately 3 years of the Fund’s benchmark index duration, which was 6.91 years as of March 31, 2014.

•	Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

•	Chooses companies to invest in by carrying out a credit analysis of potential investments.

PIMCO frequently uses futures contracts, forwards, swaps and option contracts (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures contracts, forwards or options are purchased or sold to gain or increase exposure to various currency markets, to shift exposure to foreign currency fluctuations from one country to another and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

A substantial segment of this portion of the Fund is expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, this portion of the Fund typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks.

PIMCO may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Western Asset managed portion: This portion of the Fund may also invest in debt securities of U.S. and foreign issuers as well as in repurchase agreements.

When selecting investments, Western Asset:

•	Uses fundamental investment techniques to select investments.

•	Decides what duration to maintain. The weighted average duration for this portion of the Fund is generally expected to be within approximately 20% (plus or minus) of the Fund’s benchmark index duration, which was 6.91 years as of March 31, 2014.

•	Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

Western Asset frequently uses certain types of futures contracts, forwards, swaps and options (i.e., derivatives). Foreign currency futures contracts, forwards or options are purchased or sold to gain or increase exposure to various currency markets, to shift exposure to foreign currency fluctuations from one country to another and/or to hedge against currency fluctuations. Interest rate swaps, including interest rate index swaps, are used to adjust interest rate exposures and/or as a substitute for the physical security. Total return swaps are used to receive the return of a reference asset, such as an index.

A segment of this portion of the Fund is also expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, this portion of the Fund typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks.

Western Asset may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

PL INFLATION MANAGED FUND | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.54%	[1]
1 year	rr_ExpenseExampleYear01	55
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	347
10 years	rr_ExpenseExampleYear10	789
1 year	rr_ExpenseExampleNoRedemptionYear01	55
3 years	rr_ExpenseExampleNoRedemptionYear03	195
5 years	rr_ExpenseExampleNoRedemptionYear05	347
10 years	rr_ExpenseExampleNoRedemptionYear10	789

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.02% of its management fee through 7/31/2016. The agreement will terminate: (i)if the investment advisory agreement is terminated, (ii)upon approval of the Board of Trustees and prior notice to the investment adviser, or (iii)if the sub-advisory agreement with Western Asset Management Company is terminated.
[3]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 12/31/2015, and 0.30% from 1/1/2016 through 7/31/2022. The agreement will terminate: (i)if the investment advisory agreement is terminated, or (ii)upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the current expense cap or the expense cap in place at the time of the reimbursement.